Cash and stock-based compensation plans (Details) (USD $)					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Directors [Member] Restricted Stock [Member]	Dec. 31, 2011 Directors [Member] Restricted Stock [Member]	Dec. 31, 2010 Directors [Member] Restricted Stock [Member]
Outstanding Shares (beginning balance)	534	1,812	17,746	18,755	82,005	88,027	62,938
Granted Shares					32,317	25,541	38,115
Vested Shares					(23,493)	(31,563)	(13,026)
Outstanding Shares (ending balance)	534	1,812	17,746	18,755	90,829	82,005	88,027
Expected to vest Shares					90,829
Outstanding Weighted average grant date fair value					$ 14.59	$ 13.07	$ 13.58
Granted - Weighted average grant date fair value					$ 22.09	$ 18.07	$ 12.46
Vested - Weighted average grant date fair value					$ 14.35	$ 13.14	$ 13.80
Outstanding Weighted average grant date fair value					$ 17.32	$ 14.59	$ 13.07
Expected to vest Weighted average grant date fair value					17.32